Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies [Abstract]
Commitments Due Within Next Five Years
As at December 31, 2013 Ardmore has the following commitments due within the next five years:

	2014	2015	2016
Vessels under construction	120,592,620	192,069,410	—
Vessels (acquired) deliveries	16,480,000	—	—
Loan commitment fees	34,313	—	—
Office space	101,607	101,607	42,336

	137,208,540	192,171,017	42,336